Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ 316,420	$ 49,653	¥ (283,345)	¥ (169,701)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Depreciation and amortization	587,080	92,126	410,694	241,175
Share-based compensation	120,724	18,944	349,846	63,746
Allowance for credit losses	4,646	729	3,850	5,265
Deferred income taxes	6,598	1,035	7,375	(2,373)
Changes in fair value of financial instruments	(12,605)	(1,978)	12,717	11,189
Amortization of debt issuance cost	35,808	5,619	33,455	10,887
Others	6,188	971	(120)	8,301
Changes in operating assets and liabilities:
Accounts receivable	(209,593)	(32,890)	(121,890)	(160,595)
Amount due from related parties	42	7	88,887	(420)
Value added taxes recoverable	123,988	19,456	6,900	(11,482)
Prepayments and other current assets	(194,617)	(30,540)	(38,934)	(11,225)
Operating lease right-of-use assets	(1,467)	(230)	10,800	(7,065)
Other non-current assets	(13,974)	(2,193)	(3,510)	12,797
Accounts payable	14,211	2,230	21,236	46,274
Income taxes payable	1,896	298	28,622	(1,007)
Amount due to related parties	6,754	1,060	(61,740)	(32,578)
Accrued expenses and other current liabilities	105,143	16,499	69,142	29,988
Operating lease liabilities	(129)	(20)	(10,854)	5,510
Other non-current liabilities	168,392	26,426	141,779	1,481
Net cash generated from operating activities	1,065,505	167,202	664,910	40,167
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment and other long-lived assets, net of proceeds from sales of property and equipment	(3,452,962)	(541,845)	(2,424,647)	(1,611,253)
Purchase of land use rights	(163,896)	(25,719)	(287,630)	(30,346)
Cash paid for investment and business combination, net of cash acquired	(150,000)	(23,538)	(56,992)	(1,879,040)
Purchase of short-term investments	(285,506)	(44,802)
Sales and maturities of short-term investments	99,393	15,597
Net cash used in investing activities	(3,952,971)	(620,307)	(2,769,269)	(3,520,639)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares			1,810,200	2,274,133
Proceeds from IPO and concurrent private placements, net of issuance cost			4,871,804
Payment of issuance cost for ordinary shares issued in prior year	(14,734)	(2,312)
Proceeds from exercise of share options	10,449	1,640
Principal portion of finance lease payments	(7,723)	(1,212)	(18,441)	(11,105)
Proceeds from short-term bank loans	266,155	41,766	68,971	15,000
Proceeds from long-term bank loans	1,749,836	274,587	1,743,315	2,408,457
Payment of debt issuance cost	(32,973)	(5,175)	(47,128)	(68,897)
Contribution from non-controlling interests of a subsidiary				300,000
Repayment of short-term bank loans	(64,606)	(10,138)	(15,000)
Repayment of long-term bank loans	(613,343)	(96,247)	(224,919)	(461,260)
Net cash generated from financing activities	1,293,061	202,909	8,188,802	4,456,328
Exchange rate effect on cash, cash equivalents and restricted cash	(76,056)	(11,936)	(292,820)	(719)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,670,461)	(262,132)	5,791,623	975,137
Cash and cash equivalents and restricted cash at the beginning of the year	6,911,463	1,084,559	1,119,840	144,703
Cash, cash equivalents and restricted cash at the end of the year	5,241,002	822,427	6,911,463	1,119,840
Supplemental disclosures of cash flow information:
Interest expense paid	259,719	40,756	197,581	83,872
Income taxes paid	84,028	13,186	27,774	1,020
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in accounts payable	1,598,020	250,764	1,121,253	524,843
Purchase of non-controlling interests through issuance of ordinary shares				304,742
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	4,390,293	688,933	6,705,612	1,038,897
Restricted cash	850,709	133,494	205,851	80,943
Cash, cash equivalents and restricted cash at the end of the year	¥ 5,241,002	$ 822,427	¥ 6,911,463	¥ 1,119,840